TETON Westwood Mighty Mites Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.8%

	Aerospace and Defense — 7.5%
785,140	Aerojet Rocketdyne Holdings Inc.†	$41,494,649
89,040	Allied Motion Technologies Inc.	4,549,944
86,000	Avio SpA†	1,191,402
106,000	Innovative Solutions and Support Inc.	691,120
7,000	Kratos Defense & Security Solutions Inc.†	192,010
69,000	Park Aerospace Corp.	925,290

		49,044,415

	Agriculture — 0.8%
215	J.G. Boswell Co.	126,592
223,000	Limoneira Co.	3,712,950
470,000	S&W Seed Co.†	1,377,100

		5,216,642

	Airlines — 0.0%
225,000	American Airlines Group Inc., Escrow†	6,750

	Automotive — 1.3%
700	Lithia Motors Inc., Cl. A	204,869
5,000	Navistar International Corp.†	219,800
44,407	Rush Enterprises Inc., Cl. A	1,839,338
112,007	Rush Enterprises Inc., Cl. B	4,243,945
22,000	Sonic Automotive Inc., Cl. A	848,540
67,000	Wabash National Corp.	1,154,410

		8,510,902

	Automotive: Parts and Accessories — 1.8%
49,000	Dana Inc.	956,480
12,190	Gentherm Inc.†	795,032
176,000	Modine Manufacturing Co.†	2,210,560
18,000	Motorcar Parts of America Inc.†	353,160
80,000	Puradyn Filter Technologies Inc.†	640
47,528	Standard Motor Products Inc.	1,922,983
103,910	Strattec Security Corp.	5,128,998
20,500	Titan International Inc.	99,630

		11,467,483

	Aviation: Parts and Services — 3.0%
88,290	Astronics Corp.†	1,168,077
23,896	Astronics Corp., Cl. B†	317,160
182,040	Ducommun Inc.†	9,775,548
140,200	Kaman Corp.	8,009,626

		19,270,411

	Broadcasting — 1.3%
500,000	Beasley Broadcast Group Inc., Cl. A	745,000
336,455	Dish TV India Ltd., GDR†	33,645
10,160	Entercom Communications Corp., Cl. A	25,095
241,120	Gray Television Inc.†	4,313,637
86,293	Gray Television Inc., Cl. A†	1,441,965
32,000	Sinclair Broadcast Group Inc., Cl. A	1,019,200
153,000	Townsquare Media Inc., Cl. A	1,018,980

		8,597,522

	Building and Construction — 2.9%
100,000	Gibraltar Industries Inc.†	7,194,000
5,500	Granite Construction Inc.	146,905
7,000	Herc Holdings Inc.†	464,870
418,000	Huttig Building Products Inc.†	1,534,060
68,000	MYR Group Inc.†	4,086,800
80,770	The Monarch Cement Co.	5,605,438

		19,032,073

	Business Services — 3.0%
360,701	Diebold Nixdorf Inc.†	3,845,073
3,700	Du-Art Film Laboratories Inc.†	281,663
174,172	GP Strategies Corp.†	2,065,680
14,500	IAA Inc.†	942,210
23,300	ICF International Inc.	1,731,889
32,029	KAR Auction Services Inc.	596,060

Shares		Market Value
5,000	Macquarie Infrastructure Corp.	$187,750
36,000	MDC Partners Inc., Cl. A†	90,360
120,000	MoneyGram International Inc.†	655,800
218,129	PFSweb Inc.†	1,468,008
500	Stamps.com Inc.†	98,095
62,000	Team Inc.†	675,800
2,310,000	Trans-Lux Corp.†(a)	415,800
53,160	Viad Corp.	1,922,797
103,169	Willdan Group Inc.†	4,302,147

		19,279,132

	Communications — 0.3%
101,000	Comtech Telecommunications Corp.	2,089,690

	Communications Equipment — 0.5%
347,000	Communications Systems Inc.	1,585,790
201,950	Extreme Networks Inc.†	1,391,435

		2,977,225

	Computer Software and Services — 3.1%
742,821	Alithya Group Inc., Cl. A†	1,559,924
180,380	American Software Inc., Cl. A	3,097,125
248,000	Avid Technology Inc.†	3,935,760
35,000	Cardlytics Inc.†	4,996,950
45,000	DHI Group Inc.†	99,900
160,620	Digi International Inc.†	3,035,718
10,000	iGO Inc.†	29,000
10,000	Materialise NV, ADR†	542,100
137,000	Mitek Systems Inc.†	2,435,860
1,000	Tyler Technologies Inc.†	436,520

		20,168,857

	Consumer Products — 2.8%
84,000	Acme United Corp.	2,530,920
66,000	Bassett Furniture Industries Inc.	1,325,280
24,000	Callaway Golf Co.	576,240
475,000	Goodbaby International Holdings Ltd.†	64,335
5,000	Johnson Outdoors Inc., Cl. A	563,150
240,175	Lifetime Brands Inc.	3,650,660
425,000	Marine Products Corp.	6,179,500
45,000	MarineMax Inc.†	1,576,350
34,300	Oil-Dri Corp. of America	1,168,944
5,700	PC Group Inc.†	46
2,300,000	Playmates Holdings Ltd.	269,979
30,000	ZAGG Inc.†	125,100

		18,030,504

	Consumer Services — 0.9%
117,000	1-800-Flowers.com Inc., Cl. A†	3,042,000
66,000	Bowlin Travel Centers Inc.†	168,300
78,000	Carriage Services Inc.	2,442,960
800	Collectors Universe Inc.	60,320

		5,713,580

	Diversified Industrial — 11.4%
40,980	Ampco-Pittsburgh Corp.†	224,570
233,000	Burnham Holdings Inc., Cl. A(a)	2,970,750
41,100	Chase Corp.	4,151,511
96,360	Columbus McKinnon Corp.	3,704,078
36,000	Graham Corp.	546,480
433,313	Griffon Corp.	8,830,919
18,700	Haulotte Group SA	138,668
155,030	Intevac Inc.†	1,117,766
28,000	John Bean Technologies Corp.	3,188,360
117,000	L.B. Foster Co., Cl. A†	1,760,850
240,000	Lawson Products Inc.†	12,218,400
63,000	Lydall Inc.†	1,891,890
8,000	MSA Safety Inc.	1,195,120
773,870	Myers Industries Inc.	16,081,019
30,000	Napco Security Technologies Inc.†	786,600
176,000	Park-Ohio Holdings Corp.	5,438,400

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)

	Diversified Industrial (Continued)
25,080	Raven Industries Inc.	$829,897
19,500	RWC Inc.†	204,653
16,000	Standex International Corp.	1,240,320
58,638	Steel Partners Holdings LP†	630,359
343,000	Tredegar Corp.	5,728,100
168,000	Twin Disc Inc.†	1,318,800

		74,197,510

	Educational Services — 0.1%
90,000	Universal Technical Institute Inc.†	581,400

	Electronics — 4.7%
26,700	Badger Meter Inc.	2,511,402
152,300	Bel Fuse Inc., Cl. A(a)	2,033,205
252,580	CTS Corp.	8,671,071
42,000	Daktronics Inc.	196,560
30,000	IMAX Corp.†	540,600
44,000	Kimball Electronics Inc.†	703,560
6,500	Mesa Laboratories Inc.	1,863,160
20,800	Methode Electronics Inc.	796,224
593,000	Schmitt Industries Inc.†(a)	3,166,620
138,038	Stoneridge Inc.†	4,172,889
25,000	Stratasys Ltd.†	518,000
135,890	Ultra Clean Holdings†	4,232,973
181,000	Ultralife Corp.†	1,171,070

		30,577,334

	Energy and Utilities: Natural Gas — 0.7%
640,000	Alvopetro Energy Ltd.†	362,008
10,870	Chesapeake Utilities Corp.	1,176,243
108,684	Corning Natural Gas Holding Corp.	1,678,081
54,310	RGC Resources Inc.	1,291,492

		4,507,824

	Energy and Utilities: Services — 0.0%
24,000	Dawson Geophysical Co.†	50,880
61,000	RPC Inc.†	192,150
6,500	Subsea 7 SA, ADR†	64,675

		307,705

	Energy and Utilities: Water — 1.9%
35,926	Artesian Resources Corp., Cl. A	1,332,136
12,000	Cadiz Inc.†	127,800
24,300	California Water Service Group	1,312,929
62,000	Consolidated Water Co. Ltd.	747,100
30,000	Energy Recovery Inc.†	409,200
25,933	Middlesex Water Co.	1,879,364
62,304	SJW Group	4,321,405
44,007	The York Water Co.	2,050,726

		12,180,660

	Entertainment — 0.4%
1,100	Canterbury Park Holding Corp.	13,090
639,512	Dover Motorsports Inc.	1,451,692
90,750	Sportech plc†	34,128
30,000	World Wrestling Entertainment Inc., Cl. A	1,441,500

		2,940,410

	Environmental Control — 0.8%
82,000	Casella Waste Systems Inc., Cl. A†	5,079,900
19,894	Primo Water Corp.	311,938

		5,391,838

	Equipment and Supplies — 4.5%
17,500	AZZ Inc.	830,200
44,266	CIRCOR International Inc.†	1,701,585
178,500	Core Molding Technologies Inc.†	2,513,280
142,000	Federal Signal Corp.	4,710,140
59,000	Interpump Group SpA	2,907,600
142,000	Kimball International Inc., Cl. B	1,696,900

Shares		Market Value
17,100	Maezawa Kyuso Industries Co. Ltd.	$383,386
16,293	Powell Industries Inc.	480,481
299,599	The Eastern Co.	7,220,336
83,000	The Gorman-Rupp Co.	2,693,350
51,300	The L.S. Starrett Co., Cl. A†	216,999
177,065	Titan Machinery Inc.†	3,461,621
33,000	TransAct Technologies Inc.†	234,300

		29,050,178

	Financial Services — 8.9%
47,000	Allegiance Bancshares Inc.	1,604,110
3,000	Ameris Bancorp	114,210
18,000	Atlantic American Corp.†	37,440
251,158	Atlantic Capital Bancshares Inc.†	3,998,435
41,744	Atlantic Union Bankshares Corp.	1,375,047
13,500	Berkshire Bancorp Inc.†	135,000
11,275	Berkshire Hills Bancorp Inc.	193,028
75	Burke & Herbert Bank and Trust Co.	128,025
19,058	Cadence BanCorp	312,932
81,800	Capital City Bank Group Inc.	2,010,644
8,000	Capitol Federal Financial Inc.	100,000
16,560	Citizens & Northern Corp.	328,550
5,000	ConnectOne Bancorp Inc.	98,950
28,300	Crazy Woman Creek Bancorp Inc.	543,360
32,580	Dime Community Bancshares Inc.	513,787
1,120	Farmers & Merchants Bank of Long Beach	7,420,000
40,000	Farmers National Banc Corp.	530,800
26,440	First Internet Bancorp	759,886
391,300	Flushing Financial Corp.	6,511,232
74,000	FNB Corp.	703,000
16,058	FS Bancorp Inc.	879,978
64,348	GTY Technology Holdings Inc.†	333,323
10	Guaranty Corp., Cl. A†(b)	138,000
26,270	Hallmark Financial Services Inc.†	93,521
27,300	HomeStreet Inc.	921,375
9,030	Hope Bancorp Inc.	98,517
104,000	I3 Verticals Inc., Cl. A†	3,452,800
17,000	ICC Holdings Inc.†	243,100
78,170	KKR & Co. Inc.	3,165,103
67,700	Legacy Housing Corp.†	1,022,947
4,860	LendingTree Inc.†	1,330,619
110,000	Medallion Financial Corp.†	539,000
4,197	Northrim BanCorp Inc.	142,488
19,390	OceanFirst Financial Corp.	361,236
55,332	People’s United Financial Inc.	715,443
146,000	Pzena Investment Management Inc., Cl. A	1,065,800
33,651	Renasant Corp.	1,133,366
4,000	Richmond Mutual BanCorp Inc.	54,640
2,989	Salisbury Bancorp Inc.	111,400
27,000	Sandy Spring Bancorp Inc.	869,130
3,000	Seacoast Banking Corp. of Florida†	88,350
4,500	Security National Corp.	562,500
75,000	Silvercrest Asset Management Group Inc., Cl. A	1,041,750
6,750	Simmons First National Corp., Cl. A	145,733
13,000	South State Corp.	939,900
44,480	Southern First Bancshares Inc.†	1,572,368
32,000	Southern National Bancorp of Virginia Inc.	387,520
4,500	Southside Bancshares Inc.	139,635
118,143	Sterling Bancorp	2,124,211
5,700	Thomasville Bancshares Inc.	290,700
5,000	Towne Bank	117,400
50,050	TrustCo Bank Corp.	333,833
51,152	Valley National Bancorp	498,732
32,800	Value Line Inc.	1,081,416
45,900	Washington Trust Bancorp Inc.	2,056,320
74,800	Waterstone Financial Inc.	1,407,736
79,260	Western New England Bancorp Inc.	546,101
260,000	Wright Investors’ Service Holdings Inc.†	68,575

		57,493,002

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)

	Food and Beverage — 1.8%
84,600	Andrew Peller Ltd., Cl. A	$696,526
1,900	Bridgford Foods Corp.†	34,618
50,000	Calavo Growers Inc.	3,471,500
133,000	Corby Spirit and Wine Ltd., Cl. A	1,765,810
380,000	Crimson Wine Group Ltd.†	2,033,000
102,000	Farmer Brothers Co.†	476,340
1,250	Hanover Foods Corp., Cl. A	95,325
300	Hanover Foods Corp., Cl. B	28,146
21,000	Iwatsuka Confectionery Co. Ltd.	888,770
1,500	J & J Snack Foods Corp.	233,055
8,490	John B Sanfilippo & Son Inc.	669,521
70,000	Premier Foods plc†	95,916
1,510	Rock Field Co. Ltd.	22,930
4,600	Scheid Vineyards Inc., Cl. A†	71,760
4,700	T. Hasegawa Co. Ltd.	98,775
235,200	Tingyi (Cayman Islands) Holding Corp.	401,686
207,400	Vitasoy International Holdings Ltd.	807,936
23,000	Willamette Valley Vineyards Inc.†	146,510

		12,038,124

	Health Care — 9.3%
16,000	Accuray Inc.†	66,720
22,000	Anika Therapeutics Inc.†	995,720
97,870	BioTelemetry Inc.†	7,054,470
5,700	Boiron SA	287,937
13,000	Cantel Medical Corp.	1,025,180
101,660	Cardiovascular Systems Inc.†	4,448,642
9,500	CareDx Inc.†	688,275
7,000	Collegium Pharmaceutical Inc.†	140,210
328,940	Cutera Inc.†	7,930,743
5,000	Elanco Animal Health Inc.†	153,350
35,142	Electromed Inc.†	344,743
64,000	Exelixis Inc.†	1,284,480
2,000	Heska Corp.†	291,300
183,258	InfuSystem Holdings Inc.†	3,441,585
23,000	Integer Holdings Corp.†	1,867,370
190,665	IntriCon Corp.†	3,451,037
14,500	Invitae Corp.†	606,245
26,000	Kindred Biosciences Inc.†	112,060
5,500	LeMaitre Vascular Inc.	222,750
23,500	Meridian Bioscience Inc.†	439,215
110,000	Neogen Corp.†	8,723,000
67,280	NeoGenomics Inc.†	3,622,355
26,500	Omnicell Inc.†	3,180,530
220,000	OPKO Health Inc.†	869,000
25,002	Option Care Health Inc.†	391,031
62,700	Orthofix Medical Inc.†	2,694,846
19,000	Paratek Pharmaceuticals Inc.†	118,940
2,500	Quidel Corp.†	449,125
77,434	SurModics Inc.†	3,369,928
2,000	Targanta Therapeutics Corp., Escrow†(b)	0
70,011	United-Guardian Inc.	999,757
1,200	Utah Medical Products Inc.	101,160
31,000	Zealand Pharma A/S†	1,122,480

		60,494,184

	Hotels and Gaming — 4.0%
59,800	Boyd Gaming Corp.	2,566,616
22,000	Caesars Entertainment Inc.†	1,633,940
7,700	Churchill Downs Inc.	1,499,883
1,142,119	Full House Resorts Inc.†	4,488,528
605,210	Golden Entertainment Inc.†	12,037,627
353,221	Inspired Entertainment Inc.†	2,324,194
86,000	PlayAGS Inc.†	619,200
74,000	The Marcus Corp.	997,520

		26,167,508

	Machinery — 4.0%
244,000	Astec Industries Inc.	14,122,720

Shares		Market Value
4,400	DMG Mori AG	$220,923
470,000	Gencor Industries Inc.†	5,781,000
4,980	Lindsay Corp.	639,731
22,650	Tennant Co.	1,589,351
27,010	The Middleby Corp.†	3,482,129
14,000	Williams Industrial Services Group Inc.†	36,400

		25,872,254

	Manufactured Housing and Recreational Vehicles — 2.4%
30,000	Cavco Industries Inc.†	5,263,500
175,250	Nobility Homes Inc.	4,359,344
94,500	Skyline Champion Corp.†	2,923,830
47,000	Winnebago Industries Inc.	2,817,180

		15,363,854

	Metals and Mining — 0.1%
22,000	5N Plus Inc.†	50,986
30,000	Osisko Gold Royalties Ltd.	380,156
400,000	Tanami Gold NL†	25,904

		457,046

	Paper and Forest Products — 0.3%
26,450	Keweenaw Land Association Ltd.†	1,893,159

	Publishing — 1.2%
20,000	A.H. Belo Corp., Cl. A	30,200
100,000	ARC Document Solutions Inc.	148,000
505,600	The E.W. Scripps Co., Cl. A	7,730,624

		7,908,824

	Real Estate — 3.8%
120,000	Ambase Corp.†	38,400
113,300	Capital Properties Inc., Cl. A	1,399,821
5,040	Cohen & Steers Inc.	374,472
30,000	DREAM Unlimited Corp., Cl. A	500,825
22,500	FRP Holdings Inc.†	1,024,875
14,138	Gyrodyne LLC†	240,205
6,474	Holobeam Inc.†	280,001
244,150	Indus Realty Trust Inc.†	15,259,375
28,000	New Senior Investment Group Inc., REIT	145,040
287,269	Reading International Inc., Cl. A†	1,442,090
73,770	Reading International Inc., Cl. B†	1,679,005
2,508	Royalty LLC†(b)	255
98,000	Tejon Ranch Co.†	1,416,100
533,000	Trinity Place Holdings Inc.†	666,250

		24,466,714

	Restaurants — 1.9%
43,000	Denny’s Corp.†	631,240
216,234	Nathan’s Famous Inc.(a)	11,940,441

		12,571,681

	Retail — 1.5%
55,000	Big 5 Sporting Goods Corp.	561,550
25,000	Ethan Allen Interiors Inc.	505,250
72,240	Ingles Markets Inc., Cl. A	3,081,758
10,000	Lands’ End Inc.†	215,700
33,000	La-Z-Boy Inc.	1,314,720
88,000	Movado Group Inc.	1,462,560
300	PetIQ Inc.†	11,535
1,000	PetMed Express Inc.	32,060
117,674	Village Super Market Inc., Cl. A	2,595,888

		9,781,021

	Semiconductors — 0.1%
7,000	Entegris Inc.	672,700

	Specialty Chemicals — 2.6%
784,360	Ferro Corp.†	11,475,187
36,420	Hawkins Inc.	1,905,130
3,500	Minerals Technologies Inc.	217,420
66,000	Navigator Holdings Ltd.†	722,700

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)

	Specialty Chemicals (Continued)
2,000	Takasago International Corp.	$45,983
37,000	Teraoka Seisakusho Co. Ltd.	146,201
66,900	The General Chemical Group Inc.†	335
194,174	Treatt plc	2,177,370

		16,690,326

	Telecommunications — 1.2%
100,000	A10 Networks Inc.†	986,000
13,000	Consolidated Communications Holdings Inc.† .	63,570
15,000	Frequency Electronics Inc.†	162,150
280,000	HC2 Holdings Inc.†	912,800
15,000	Iridium Communications Inc.†	589,875
51,385	Nuvera Communications Inc.	991,731
410,000	ORBCOMM Inc.†	3,042,200
2,000	Preformed Line Products Co.	136,880
14,500	Shenandoah Telecommunications Co.	627,125

		7,512,331

	Transportation — 0.0%
4,000	Patriot Transportation Holding Inc.	35,120

	TOTAL COMMON STOCKS	628,557,893

	PREFERRED STOCKS — 0.6%

	Automotive: Parts and Accessories — 0.1%
20,300	Jungheinrich AG	907,662

	Financial Services — 0.5%
163,000	Steel Partners Holdings LP Ser. A, 6.000%	3,227,400

	TOTAL PREFERRED STOCKS	4,135,062

	CONVERTIBLE PREFERRED STOCKS — 0.0%

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	19,950

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.1%

	Energy and Utilities — 0.1%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B, 09/30/26.	353,978

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(b)	1

	Health Care — 0.0%
40,000	Elanco Animal Health Inc., CVR†	400
8,000	Progenics Pharmaceuticals Inc., CVR†(b)	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(b)	0

		4,378

	TOTAL RIGHTS	4,379

Shares		Market Value

	WARRANTS — 0.0%

	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†	$652

	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	41,360

	Energy and Utilities — 0.0%
2	Key Energy Services Inc., expire 12/15/21†(b) .	0

	Energy and Utilities: Natural Gas — 0.0%
144	PHI Group Inc., expire 09/04/22†	0

	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	1,350

	Health Care — 0.0%
2,184	Option Care Health Inc., Cl. A, expire 07/27/25†	2,633
2,184	Option Care Health Inc., Cl. B, expire 07/27/25†	1,898

		4,531

	TOTAL WARRANTS	47,893

	U.S. GOVERNMENT OBLIGATIONS — 0.5%
3,060,000	U.S. Treasury Bills, 0.070% to 0.085%††, 03/18/21 to 03/25/21	3,059,605

	TOTAL MISCELLANEOUS INVESTMENTS — 2.0%(d)	13,145,959

	TOTAL INVESTMENTS — 100.0% (Cost $335,698,403)	$649,324,719

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued under procedures adopted by the Board of Trustees and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

4